SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	7,165,000
Stock Options Outstanding	8,415,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 1 month 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 11 months 26 days
Stock options [Member] | July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	150,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 9 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 9 months 10 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,620,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,620,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	10 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	10 months 2 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	2,195,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	2,195,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 5 months 23 days
Stock options [Member] | March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	2,180,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	2,180,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 6 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 6 months
Stock options [Member] | March 25, 2029 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Stock Options Exercisable	995,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	2,245,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 5 months 23 days
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	25,000
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 7 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 7 months 2 days
Exercise price | $ / shares	$ 0.92